American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2023

Avantis International Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 8.3%
29Metals Ltd.(1)	44,992	14,668
Accent Group Ltd.	15,260	18,199
Adbri Ltd.(1)	79,984	107,896
Aeris Resources Ltd.(1)(2)	55,697	4,037
Alkane Resources Ltd.(1)	84,644	37,278
Alliance Aviation Services Ltd.(1)	9,551	18,250
Appen Ltd.(1)(2)	21,185	8,721
Ardent Leisure Group Ltd.(1)(2)	112,608	31,480
Aurelia Metals Ltd.(1)	4,146	300
Austal Ltd.	104,853	129,676
Australian Agricultural Co. Ltd.(1)	38,261	33,929
Australian Finance Group Ltd.(2)	51,743	51,583
Bank of Queensland Ltd.(2)	255,480	928,424
Beach Energy Ltd.	752,440	733,129
Bega Cheese Ltd.	69,893	147,391
Bendigo & Adelaide Bank Ltd.	151,121	889,156
Brickworks Ltd.	2,469	40,935
Byron Energy Ltd.(1)	7,834	621
Capricorn Metals Ltd.(1)	65,463	206,117
Champion Iron Ltd.	125,712	627,365
Cooper Energy Ltd.(1)	782,026	54,317
Coronado Global Resources, Inc.	292,152	315,031
Costa Group Holdings Ltd.	126,508	259,257
Credit Corp. Group Ltd.	15,116	128,734
CSR Ltd.	55,666	215,583
Emeco Holdings Ltd.(2)	88,013	35,409
EML Payments Ltd.(1)	3,043	1,723
Evolution Mining Ltd.	349,758	939,936
EVT Ltd.	26,243	188,649
FleetPartners Group Ltd.(1)	76,422	142,258
Gold Road Resources Ltd.	312,404	399,959
GrainCorp Ltd., A Shares	123,518	622,366
Grange Resources Ltd.	222,445	63,078
GWA Group Ltd.	3,958	5,135
Harvey Norman Holdings Ltd.(2)	230,819	599,366
Hastings Technology Metals Ltd.(1)(2)	3,617	1,624
Helia Group Ltd.	128,655	350,582
HUB24 Ltd.	126	2,797
Humm Group Ltd.(2)	50,226	14,588
Iluka Resources Ltd.	150,278	682,444
Infomedia Ltd.	30,568	30,170
Inghams Group Ltd.	180,955	453,864
Insignia Financial Ltd.(2)	112,072	155,758
JB Hi-Fi Ltd.	19,766	624,039
Karoon Energy Ltd.(1)	465,220	612,254
Leo Lithium Ltd.(1)(2)	183,575	61,255
Macmahon Holdings Ltd.	111,757	13,257
Magellan Financial Group Ltd.	60,542	297,462
McMillan Shakespeare Ltd.	20,883	245,715

Metals X Ltd.(1)(2)	108,460	18,597
MMA Offshore Ltd.(1)	92,061	96,205
Monadelphous Group Ltd.	4,391	41,033
Mount Gibson Iron Ltd.(1)	54,215	18,568
Myer Holdings Ltd.(2)	294,346	100,998
MyState Ltd.	7,500	15,223
New Hope Corp. Ltd.(2)	302,525	1,036,436
nib holdings Ltd.	74,771	374,536
NRW Holdings Ltd.	188,621	347,534
OFX Group Ltd.(1)	32,997	31,271
Orica Ltd.	8,342	85,856
Pacific Current Group Ltd.	868	4,693
Perenti Ltd.(1)	316,962	219,416
Perseus Mining Ltd.	433,899	549,227
Platinum Asset Management Ltd.	199,755	161,891
Premier Investments Ltd.	32,883	529,654
Qube Holdings Ltd.	305,205	587,743
Ramelius Resources Ltd.	392,791	440,976
Red 5 Ltd.(1)	226,305	52,098
Regis Resources Ltd.(1)	286,922	366,735
Reject Shop Ltd.	3,585	12,312
Resimac Group Ltd.	17,203	10,115
Resolute Mining Ltd.(1)(2)	826,967	236,848
Ridley Corp. Ltd.	97,662	148,127
Sandfire Resources Ltd.(1)	212,392	857,645
Seven West Media Ltd.(1)	212,976	35,163
Sierra Rutile Holdings Ltd.(1)(2)	8,804	641
Sigma Healthcare Ltd.	272,921	126,173
Silver Lake Resources Ltd.(1)	323,216	232,116
Sims Ltd.	49,280	433,741
Solvar Ltd.(2)	24,697	17,013
Southern Cross Media Group Ltd.	65,243	45,193
Stanmore Resources Ltd.(1)	117,737	300,489
Star Entertainment Group Ltd. (Sydney)(1)	662,833	229,538
Super Retail Group Ltd.	65,380	599,316
Ten Sixty Four Ltd.(1)	4,832	457
Terracom Ltd.(2)	194,588	41,040
Viva Energy Group Ltd.	369,669	749,518
West African Resources Ltd.(1)	333,245	205,043
Westgold Resources Ltd.(1)	131,474	184,786
Whitehaven Coal Ltd.	154,237	723,577
		21,813,306
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	20,522	550,462
Immofinanz AG(1)	19,710	406,834
Lenzing AG(1)	9,287	353,271
POLYTEC Holding AG	6,121	23,946
Porr Ag	14,719	192,739
Semperit AG Holding	6,048	93,091
UNIQA Insurance Group AG	82,967	683,867
		2,304,210
Belgium — 1.3%
Bekaert SA	22,055	1,023,756
bpost SA	61,563	309,777
Cie d'Entreprises CFE	3,893	31,078

Deceuninck NV	1,622	4,010
Deme Group NV	2,198	233,008
Euronav NV	19,091	341,990
Gimv NV	3,173	151,682
Ion Beam Applications(2)	785	9,339
Jensen-Group NV	250	9,551
KBC Ancora	20,227	798,356
Ontex Group NV(1)(2)	13,122	100,225
Proximus SADP	23,634	226,824
Tessenderlo Group SA(2)	2,521	75,742
		3,315,338
Canada — 9.4%
ADENTRA, Inc.	330	6,228
Advantage Energy Ltd.(1)	49,100	336,512
Aecon Group, Inc.	11,300	95,933
Alaris Equity Partners Income	1,400	15,713
Algoma Central Corp.	200	2,261
Argonaut Gold, Inc.(1)	34,000	10,774
Aris Mining Corp.(1)	7,900	25,209
Athabasca Oil Corp.(1)(2)	123,100	351,986
AutoCanada, Inc.(1)	1,900	25,708
B2Gold Corp.	24,511	82,730
Baytex Energy Corp.(2)	128,800	496,425
Birchcliff Energy Ltd.(2)	76,715	367,477
Bird Construction, Inc.	3,090	27,098
Bitfarms Ltd.(1)(2)	10,663	15,402
Bonterra Energy Corp.(1)	5,800	25,859
Calfrac Well Services Ltd.(1)	4,100	13,597
Calibre Mining Corp.(1)	34,800	33,339
Canacol Energy Ltd.(2)	3,101	16,111
Canadian Western Bank	22,400	483,673
Canfor Corp.(1)	6,300	74,516
Capital Power Corp.	27,000	734,220
Cardinal Energy Ltd.(2)	31,000	153,978
Cargojet, Inc.	327	23,708
Cascades, Inc.	9,800	88,687
Celestica, Inc.(1)	25,700	692,429
CES Energy Solutions Corp.	65,420	166,328
China Gold International Resources Corp. Ltd.	2,500	10,151
Chorus Aviation, Inc.(1)(2)	21,331	34,741
Corus Entertainment, Inc., B Shares(2)	50,016	21,378
Crescent Point Energy Corp.	148,346	1,044,036
Crew Energy, Inc.(1)(2)	33,990	120,485
Doman Building Materials Group Ltd.	12,600	62,120
Dorel Industries, Inc., Class B(1)(2)	877	3,251
Dundee Precious Metals, Inc.	45,500	335,981
Eldorado Gold Corp. (Toronto)(1)	50,700	665,439
Enerflex Ltd.	20,712	88,834
Enerplus Corp.	48,900	776,591
Ensign Energy Services, Inc.(1)(2)	30,100	46,139
EQB, Inc.	6,500	365,968
Equinox Gold Corp.(1)(2)	71,553	391,789
ERO Copper Corp.(1)	14,700	181,130
Evertz Technologies Ltd.	200	1,805
First National Financial Corp.	700	18,958

Fortuna Silver Mines, Inc.(1)	82,200	318,635
Freehold Royalties Ltd.(2)	17,000	174,516
Frontera Energy Corp.(1)	9,445	59,164
Galiano Gold, Inc.(1)(2)	66	43
Gear Energy Ltd.(2)	25,000	12,344
goeasy Ltd.(2)	2,530	248,497
Headwater Exploration, Inc.(2)	31,910	166,963
Hudbay Minerals, Inc.(2)	38,496	174,756
Hut 8 Mining Corp.(1)(2)	1,175	2,251
iA Financial Corp., Inc.	9,200	614,328
IAMGOLD Corp.(1)	159,200	403,587
Interfor Corp.(1)	4,130	63,185
International Petroleum Corp.(1)(2)	29,702	361,165
Jaguar Mining, Inc.(1)(2)	3,200	4,316
Journey Energy, Inc.(1)(2)	520	1,560
Kelt Exploration Ltd.(1)	37,400	184,940
Kinross Gold Corp.	241,743	1,425,214
Laurentian Bank of Canada(2)	8,200	156,211
Logan Energy Corp.(1)(2)	77,900	51,667
Lundin Gold, Inc.	24,900	299,105
Lundin Mining Corp.(2)	130,300	902,627
Martinrea International, Inc.	24,160	213,299
MEG Energy Corp.(1)	65,800	1,244,282
Methanex Corp.(2)	14,900	635,991
Mullen Group Ltd.	1,900	18,371
New Gold, Inc.(1)	154,570	214,151
North American Construction Group Ltd.(2)	8,249	169,789
NuVista Energy Ltd.(1)	47,688	411,882
Obsidian Energy Ltd.(1)(2)	19,400	146,542
OceanaGold Corp.	153,200	268,703
Onex Corp.	3,700	250,284
Paramount Resources Ltd., A Shares	19,400	382,010
Parex Resources, Inc.	38,800	795,758
Pason Systems, Inc.	6,100	64,733
Peyto Exploration & Development Corp.(2)	62,200	573,434
Precision Drilling Corp.(1)	5,910	341,852
Real Matters, Inc.(1)(2)	13,400	54,412
Russel Metals, Inc.	17,582	495,994
Secure Energy Services, Inc.	83,486	498,966
ShawCor Ltd.(1)	24,000	244,961
Sierra Metals, Inc.(1)(2)	6,600	3,842
Spartan Delta Corp.(2)	47,400	105,492
Stelco Holdings, Inc.(2)	7,625	247,864
STEP Energy Services Ltd.(1)(2)	3,000	8,556
Surge Energy, Inc.(2)	20,700	117,462
Tamarack Valley Energy Ltd.(2)	186,200	504,968
Taseko Mines Ltd.(1)	6,000	7,252
Tidewater Midstream & Infrastructure Ltd.(2)	29,300	21,593
Torex Gold Resources, Inc.(1)	31,600	339,998
Total Energy Services, Inc.	3,600	20,932
Trican Well Service Ltd.	48,505	147,272
Vermilion Energy, Inc.(2)	72,300	913,241
Wajax Corp.	4,075	80,272
Western Forest Products, Inc.(2)	34,700	16,366
Whitecap Resources, Inc.(2)	136,100	940,800

Yangarra Resources Ltd.(1)	14,800	15,051
		24,676,146
China†
Fullshare Holdings Ltd.(1)(2)	2,015,000	2,831
LK Technology Holdings Ltd.(2)	250	186
Solargiga Energy Holdings Ltd.	480,000	8,920
Truly International Holdings Ltd.	218,000	19,248
		31,185
Denmark — 1.8%
Brodrene Hartmann A/S(1)	40	2,089
D/S Norden A/S	9,931	450,592
Dfds A/S	11,207	346,702
H+H International A/S, B Shares(1)	3,080	34,483
Jyske Bank A/S(1)	5,782	400,322
Nilfisk Holding A/S(1)	1,756	28,043
NKT A/S(1)	19,145	1,188,842
NTG Nordic Transport Group A/S(1)	842	34,301
Per Aarsleff Holding A/S	5,612	265,496
Ringkjoebing Landbobank A/S	501	69,530
Solar A/S, B Shares	1,577	99,969
Spar Nord Bank A/S	24,868	377,826
Sydbank AS	21,220	932,628
TORM PLC, Class A	19,199	546,816
		4,777,639
Finland — 1.1%
Aspo Oyj	1,402	9,420
Atria Oyj	343	3,794
Citycon Oyj(1)(2)	37,167	210,540
Finnair Oyj(1)	339,701	13,753
Harvia Oyj	7,814	212,780
HKScan Oyj, A Shares(1)(2)	2,011	1,610
Incap Oyj(1)	3,141	21,978
Kemira Oyj	4,353	73,221
Lassila & Tikanoja Oyj(2)	893	9,258
Marimekko Oyj	9,745	131,330
Metsa Board Oyj, Class B(2)	13,168	100,768
Nokian Renkaat Oyj(2)	75,956	617,772
Outokumpu Oyj(2)	160,631	756,890
Puuilo Oyj	27,195	258,104
Talenom Oyj(2)	3,181	18,315
Tokmanni Group Corp.	29,281	411,808
Verkkokauppa.com Oyj(1)(2)	249	715
YIT Oyj(2)	6,962	14,595
		2,866,651
France — 3.5%
AKWEL SADIR	113	1,910
ALD SA	20,507	141,270
APERAM SA	16,541	551,034
Beneteau SACA	9,560	117,040
Biosynex(1)(2)	1,444	13,165
Catana Group	5,213	35,596
Cie des Alpes	11,788	181,147
Cie Plastic Omnium SE	25,873	321,687
Coface SA	40,832	496,720
Derichebourg SA	61,390	319,757

Eramet SA	4,186	322,781
Esso SA Francaise	193	11,336
Etablissements Maurel et Prom SA	29,318	206,218
Eurobio Scientific SA(1)(2)	1,995	35,678
Eutelsat Communications SA(1)(2)	95,116	392,695
Focus Entertainment(1)	483	11,565
Genfit SA(1)(2)	3,937	13,074
Groupe LDLC(2)	755	18,093
Guerbet	63	1,305
ID Logistics Group SACA(1)	30	9,472
Imerys SA	5,052	147,080
Jacquet Metals SACA(2)	893	17,791
JCDecaux SE(1)	11,052	210,663
Kaufman & Broad SA	583	18,015
Maisons du Monde SA(2)	12,783	65,170
Metropole Television SA	11,844	161,692
Nexans SA	3,351	263,849
Novacyt SA(1)(2)	19,950	16,269
ReWorld Media SA(1)	1,855	6,886
SES SA	175,956	1,046,412
SMCP SA(1)	8,369	31,720
Synergie SE	96	3,182
Television Francaise 1 SA	24,144	185,959
Ubisoft Entertainment SA(1)	42,104	1,198,375
Valeo SE	2,789	40,497
Vallourec SACA(1)	104,649	1,539,741
Verallia SA	13,258	472,028
Vicat SACA	2,920	104,893
X-Fab Silicon Foundries SE(1)	31,649	363,460
Xilam Animation SA(1)	33	159
		9,095,384
Germany — 4.4%
1&1 AG	9,008	164,701
3U Holding AG	6,659	15,461
7C Solarparken AG	5,130	19,693
AlzChem Group AG	92	2,451
Aumann AG	664	12,706
Aurubis AG	3,438	284,363
Baader Bank AG	2,427	8,686
BayWa AG	2,926	94,688
Bertrandt AG	560	27,911
Borussia Dortmund GmbH & Co. KGaA(1)	5,982	23,748
CECONOMY AG(1)	29,673	71,120
Centrotec SE	313	15,604
Cewe Stiftung & Co. KGAA	1,260	134,511
CropEnergies AG	7,727	60,455
Deutsche Pfandbriefbank AG	36,556	225,315
Deutz AG	32,488	153,837
Draegerwerk AG & Co. KGaA	622	30,309
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	132,745
Duerr AG	19,067	420,275
Elmos Semiconductor SE	1,829	158,150
Encavis AG(1)	28,765	428,300
Energiekontor AG	545	39,251
flatexDEGIRO AG(1)	31,432	366,189

Friedrich Vorwerk Group SE	2,971	41,946
Gesco SE	473	9,780
Grand City Properties SA(1)	15,794	156,600
GRENKE AG	7,333	183,394
Hamburger Hafen und Logistik AG(1)	8,177	144,974
Heidelberger Druckmaschinen AG(1)	62,369	85,858
Hornbach Holding AG & Co. KGaA	2,629	169,930
Hugo Boss AG	12,976	909,501
Indus Holding AG	1,240	27,233
Instone Real Estate Group SE	1,981	13,275
JOST Werke SE	3,530	159,840
Jungheinrich AG, Preference Shares	15,490	504,162
Kloeckner & Co. SE	11,481	120,527
Kontron AG	11,629	277,305
Krones AG	5,295	598,273
KSB SE & Co. KGaA	1	698
KSB SE & Co. KGaA, Preference Shares	69	41,491
Lang & Schwarz AG	1,344	11,392
Lanxess AG	10,960	266,631
METRO AG(1)	29,837	199,915
Multitude SE	937	4,207
Mutares SE & Co. KGaA	7,316	254,292
Norma Group SE	7,173	121,441
SAF-Holland SE	17,904	288,877
Salzgitter AG	7,126	211,371
Schaeffler AG, Preference Shares	44,423	245,935
SGL Carbon SE(1)(2)	11,583	76,789
Siltronic AG	8,167	778,216
Stabilus SE	2,896	181,233
Steico SE(2)	1,231	39,460
STO SE & Co. KGaA, Preference Shares	625	82,744
SUESS MicroTec SE	1,236	35,911
TAG Immobilien AG(1)	39,246	537,718
thyssenkrupp AG	109,720	827,489
Villeroy & Boch AG, Preference Shares	1,357	25,829
Vitesco Technologies Group AG, Class A(1)	8,179	835,900
Wacker Neuson SE	5,687	105,402
Wuestenrot & Wuerttembergische AG	2,578	36,779
		11,502,787
Hong Kong — 1.5%
Analogue Holdings Ltd.	12,000	1,720
AustAsia Group Ltd.(1)	5,580	1,215
BOCOM International Holdings Co. Ltd.(1)	29,000	1,426
Bright Smart Securities & Commodities Group Ltd.	120,000	20,420
Cafe de Coral Holdings Ltd.	140,000	172,106
Central Wealth Group Holdings Ltd.(1)	2,464,000	6,602
Chow Sang Sang Holdings International Ltd.	6,000	6,753
CMBC Capital Holdings Ltd.(1)(2)	126,250	5,338
Crystal International Group Ltd.	15,500	5,272
CSC Holdings Ltd.(1)	1,605,000	5,140
CSI Properties Ltd.	350,000	4,444
Dah Sing Banking Group Ltd.	152,800	99,121
Dah Sing Financial Holdings Ltd.	15,600	32,174
Dickson Concepts International Ltd.	25,000	14,363
Eagle Nice International Holdings Ltd.	2,000	1,101

E-Commodities Holdings Ltd.	1,440,000	263,225
Esprit Holdings Ltd.(1)	257,500	11,842
Hang Lung Group Ltd.	107,000	143,231
IGG, Inc.(1)	35,000	14,825
International Housewares Retail Co. Ltd.	10,000	2,586
IRC Ltd.(1)(2)	124,000	1,526
Johnson Electric Holdings Ltd.	132,906	205,650
JS Global Lifestyle Co. Ltd.(2)	74,500	12,605
K Wah International Holdings Ltd.	220,000	52,086
Karrie International Holdings Ltd.	74,000	5,110
KRP Development Holdings Ltd.	18,500	2,087
Minmetals Land Ltd.(1)	4,000	156
Oriental Watch Holdings	66,000	35,232
Pacific Basin Shipping Ltd.	4,637,000	1,407,002
PC Partner Group Ltd.	140,000	54,337
Regina Miracle International Holdings Ltd.	25,000	7,022
Shun Tak Holdings Ltd.(1)	484,000	65,016
Singamas Container Holdings Ltd.	430,000	27,473
SmarTone Telecommunications Holdings Ltd.	92,000	44,780
Sun Hung Kai & Co. Ltd.	38,000	10,711
SUNeVision Holdings Ltd.	140,000	51,460
Tai Hing Group Holdings Ltd.	50,000	5,370
Ten Pao Group Holdings Ltd.	80,000	10,577
Texhong International Group Ltd.(1)(2)	59,500	40,174
Texwinca Holdings Ltd.	26,000	3,363
United Energy Group Ltd.(2)	226,000	21,341
United Laboratories International Holdings Ltd.	934,000	957,665
Value Partners Group Ltd.	47,000	14,685
Yue Yuen Industrial Holdings Ltd.	176,000	201,788
		4,050,120
Ireland — 0.4%
Dalata Hotel Group PLC	212,939	956,099
FBD Holdings PLC	2,442	29,641
Glenveagh Properties PLC(1)	48,210	56,311
Origin Enterprises PLC	25,522	96,236
Permanent TSB Group Holdings PLC(1)	4,574	8,321
		1,146,608
Israel — 2.5%
Adgar Investment & Development Ltd.	786	967
Africa Israel Residences Ltd.	1,093	56,851
Airport City Ltd.(1)	1,546	24,220
Alony Hetz Properties & Investments Ltd.	19,093	130,187
Arad Investment & Industrial Development Ltd.	163	17,882
Aspen Group Ltd.	664	1,040
Azorim-Investment Development & Construction Co. Ltd.(1)	17,391	65,936
Big Shopping Centers Ltd.(1)	1,939	173,320
Blue Square Real Estate Ltd.	275	17,315
Caesarstone Ltd.(1)	611	2,481
Carasso Motors Ltd.	2,263	7,883
Cellcom Israel Ltd.(1)	3,228	11,069
Clal Insurance Enterprises Holdings Ltd.(1)	28,255	416,041
Delek Automotive Systems Ltd.	704	4,219
Delek Group Ltd.	5,348	689,598
Delta Galil Ltd.	1,264	48,632
Dor Alon Energy in Israel 1988 Ltd.	81	1,334

Elco Ltd.	345	9,775
Equital Ltd.(1)	2,202	61,844
Fattal Holdings 1998 Ltd.(1)	3,165	325,095
FIBI Holdings Ltd.	8,027	346,312
First International Bank of Israel Ltd.	4,077	163,128
Fox Wizel Ltd.	692	44,301
G City Ltd.	30,739	97,205
Harel Insurance Investments & Financial Services Ltd.	53,063	395,455
IDI Insurance Co. Ltd.	406	9,945
Inrom Construction Industries Ltd.	6,953	18,544
Isracard Ltd.	79,058	308,971
Israel Corp. Ltd.(1)	1,493	374,311
Israel Land Development Co. Ltd.	2,361	19,355
Isras Investment Co. Ltd.	364	68,645
M Yochananof & Sons Ltd.	273	10,239
Mehadrin Ltd.(1)	7	227
Melisron Ltd.	1,144	79,477
Menora Mivtachim Holdings Ltd.	10,208	240,641
Migdal Insurance & Financial Holdings Ltd.	103,732	117,905
Mizrahi Tefahot Bank Ltd.	1	18
Naphtha Israel Petroleum Corp. Ltd.	2,351	10,944
Norstar Holdings, Inc.(1)	1,824	4,377
Oil Refineries Ltd.	1,783,064	559,819
Partner Communications Co. Ltd.(1)	23,332	101,978
Paz Oil Co. Ltd.(1)	1,667	142,768
Perion Network Ltd.(1)	1,361	39,149
Phoenix Holdings Ltd.	37,776	359,978
Property & Building Corp. Ltd.(1)	90	4,000
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,193
Scope Metals Group Ltd.(1)	69	1,809
Shikun & Binui Ltd.(1)	142,338	371,014
Shufersal Ltd.(1)	37,241	170,246
Summit Real Estate Holdings Ltd.(1)	1,418	17,969
Tadiran Group Ltd.	102	6,029
Tamar Petroleum Ltd.	732	2,998
Tera Light Ltd.(1)	1,388	2,507
Tower Semiconductor Ltd.(1)	2,114	57,960
Victory Supermarket Chain Ltd.	265	2,413
YH Dimri Construction & Development Ltd.	2,301	149,040
ZIM Integrated Shipping Services Ltd.(2)	42,897	300,279
		6,670,838
Italy — 3.4%
Aeffe SpA(1)(2)	1,917	1,598
Aquafil SpA(2)	8,245	26,063
Banca IFIS SpA	15,653	267,951
Banca Popolare di Sondrio SpA	200,046	1,239,895
Banca Sistema SpA	12,370	15,842
BFF Bank SpA	59,679	683,758
Biesse SpA	2,864	35,606
BPER Banca	257,776	964,529
Credito Emiliano SpA	7,044	62,642
d'Amico International Shipping SA	78,261	463,391
Danieli & C Officine Meccaniche SpA	445	13,205
Danieli & C Officine Meccaniche SpA, Preference Shares	4,393	97,055
Digital Bros SpA(2)	3,854	42,162

Emak SpA	6,148	6,353
Fila SpA	1,135	9,915
Gefran SpA	300	2,842
Geox SpA(1)(2)	34,516	26,785
Iveco Group NV(1)	137,114	1,115,378
Maire Tecnimont SpA	51,325	240,390
MFE-MediaForEurope NV, Class A	79,953	193,967
MFE-MediaForEurope NV, Class B(2)	35,016	120,430
Orsero SpA	1,264	23,063
OVS SpA	149,027	322,586
Saipem SpA(1)	918,235	1,475,975
Sanlorenzo SpA	1,756	76,238
Saras SpA	435,708	708,365
Servizi Italia SpA(1)	1,623	2,898
Sogefi SpA(1)	4,307	7,365
Tesmec SpA(1)(2)	122,093	15,648
Tod's SpA(1)	1,884	68,382
Webuild SpA(2)	300,423	605,177
		8,935,454
Japan — 29.6%
77 Bank Ltd.	21,300	495,926
A&D HOLON Holdings Co. Ltd.	1,400	17,710
Adastria Co. Ltd.	7,800	200,283
ADEKA Corp.	400	7,769
AEON Financial Service Co. Ltd.	45,400	389,013
AFC-HD AMS Life Science Co. Ltd.	1,300	7,101
Ahresty Corp.	9,900	54,832
Aichi Steel Corp.	2,600	60,512
Air Water, Inc.	36,900	484,195
Airport Facilities Co. Ltd.	400	1,527
Aisan Industry Co. Ltd.	18,400	163,325
Akatsuki, Inc.	1,300	20,288
Alconix Corp.	1,300	11,609
Alinco, Inc.	200	1,382
Alps Alpine Co. Ltd.	67,000	586,533
Amuse, Inc.	400	4,079
AOKI Holdings, Inc.	12,500	100,020
Aoyama Trading Co. Ltd.	19,100	204,610
Applied Co. Ltd.	200	3,225
Arakawa Chemical Industries Ltd.	1,500	10,307
Arata Corp.	5,600	236,716
Arclands Corp.	9,000	100,163
Arcs Co. Ltd.	13,100	240,578
ARE Holdings, Inc.	27,800	358,252
Asahi Co. Ltd.	1,900	16,881
Asahi Yukizai Corp.	4,000	114,551
Asanuma Corp.	2,000	49,959
Asia Pile Holdings Corp.	8,700	41,582
Avex, Inc.	1,000	9,395
Awa Bank Ltd.	6,100	103,026
Axial Retailing, Inc.	6,200	163,200
Bando Chemical Industries Ltd.	9,900	104,635
Bank of Nagoya Ltd.	2,000	75,382
Bank of Saga Ltd.	900	11,412
Bank of the Ryukyus Ltd.	12,300	93,208

Belluna Co. Ltd.	1,700	7,192
BML, Inc.	6,400	126,948
Bunka Shutter Co. Ltd.	14,800	138,174
Carlit Holdings Co. Ltd.	1,800	11,500
Cawachi Ltd.	3,900	67,168
Central Glass Co. Ltd.	4,200	77,322
Chiba Kogyo Bank Ltd.	19,900	111,962
Chilled & Frozen Logistics Holdings Co. Ltd.	500	5,101
Chori Co. Ltd.	4,800	90,355
Chubu Shiryo Co. Ltd.	1,600	11,742
Chubu Steel Plate Co. Ltd.	5,400	71,856
Chugin Financial Group, Inc.	8,900	63,732
Citizen Watch Co. Ltd.	13,200	77,597
CKD Corp.	13,100	213,905
CMIC Holdings Co. Ltd.	4,700	83,959
CMK Corp.	1,800	9,150
Coca-Cola Bottlers Japan Holdings, Inc.	36,900	505,971
Cosmo Energy Holdings Co. Ltd.	30,100	1,143,863
Credit Saison Co. Ltd.	56,300	949,635
CTI Engineering Co. Ltd.	3,000	98,566
Cybernet Systems Co. Ltd.	4,200	30,976
Daicel Corp.	3,200	30,758
Dai-Dan Co. Ltd.	1,800	17,996
Daido Metal Co. Ltd.	1,100	4,306
Daido Steel Co. Ltd.	7,300	338,031
Daiho Corp.	400	9,866
Daiichi Jitsugyo Co. Ltd.	3,600	46,622
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,348
Daiki Aluminium Industry Co. Ltd.	9,800	80,020
Daikoku Denki Co. Ltd.(2)	3,200	74,775
Daikokutenbussan Co. Ltd.	800	33,371
Daikyonishikawa Corp.	2,800	14,585
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	11,993
Daio Paper Corp.(2)	1,900	13,443
Daishi Hokuetsu Financial Group, Inc.	12,000	320,558
Daishinku Corp.	1,500	8,600
Daito Chemix Corp.	700	2,880
Daitron Co. Ltd.	100	2,005
Daiwabo Holdings Co. Ltd.	25,100	493,737
Dear Life Co. Ltd.	8,900	52,712
Densan System Holdings Co. Ltd.	400	7,508
Dowa Holdings Co. Ltd.	20,500	728,308
Dream Incubator, Inc.	600	13,103
Eagle Industry Co. Ltd.	7,100	79,613
Eco's Co. Ltd.	100	1,503
EDION Corp.	4,200	42,084
EF-ON, Inc.	100	322
Ehime Bank Ltd.	8,800	60,009
EJ Holdings, Inc.	1,100	11,930
Electric Power Development Co. Ltd.	58,800	913,652
Elematec Corp.	2,200	26,283
Endo Lighting Corp.	2,800	24,314
Enomoto Co. Ltd.	700	7,495
Enplas Corp.(2)	2,900	261,513
ERI Holdings Co. Ltd.	400	4,648

Exedy Corp.	15,800	272,436
FCC Co. Ltd.	18,200	224,993
Feed One Co. Ltd.	1,900	10,166
Ferrotec Holdings Corp.	18,600	375,716
FIDEA Holdings Co. Ltd.	3,420	33,961
First Bank of Toyama Ltd.	19,400	103,592
FJ Next Holdings Co. Ltd.	3,500	27,108
Foster Electric Co. Ltd.	900	6,769
France Bed Holdings Co. Ltd.	3,100	26,193
Frontier International, Inc.(2)	700	8,192
Fudo Tetra Corp.	1,400	20,738
Fuji Co. Ltd.	8,600	108,905
Fuji Corp. Ltd.	3,300	15,949
Fuji Media Holdings, Inc.	8,700	89,700
Fuji Oil Co. Ltd.(2)	8,200	20,160
Fujibo Holdings, Inc.	600	14,960
Fujikura Composites, Inc.	5,100	48,839
Fujikura Ltd.	98,500	759,168
Fujimori Kogyo Co. Ltd.	3,200	84,055
Fujishoji Co. Ltd.	3,500	27,330
FuKoKu Co. Ltd.	400	3,788
Fukuyama Transporting Co. Ltd.	6,900	171,343
Furukawa Co. Ltd.	9,100	115,260
Furukawa Electric Co. Ltd.	21,700	349,207
Furyu Corp.	3,000	25,013
Fuso Chemical Co. Ltd.	3,600	106,697
Futaba Industrial Co. Ltd.	30,900	179,015
Fuyo General Lease Co. Ltd.	6,600	537,072
Gecoss Corp.	400	2,865
Genky DrugStores Co. Ltd.	1,700	58,455
Geo Holdings Corp.	12,400	196,846
Geomatec Co. Ltd.(1)	900	3,034
GLOBERIDE, Inc.	1,200	16,432
Glome Holdings, Inc.	2,300	20,184
Glory Ltd.	100	1,874
Godo Steel Ltd.	3,100	95,886
GS Yuasa Corp.(2)	26,800	394,495
GSI Creos Corp.	1,300	18,061
G-Tekt Corp.	9,400	110,900
Gunma Bank Ltd.	156,900	794,862
H.U. Group Holdings, Inc.	6,300	109,645
H2O Retailing Corp.(2)	33,200	369,493
Hagiwara Electric Holdings Co. Ltd.	2,100	70,130
Hakudo Co. Ltd.	1,200	18,635
Hakuto Co. Ltd.	2,800	103,527
Halows Co. Ltd.	2,200	61,617
Hamakyorex Co. Ltd.	5,000	135,080
Hanwa Co. Ltd.	12,300	379,900
Happinet Corp.	6,000	104,719
Hazama Ando Corp.	41,500	306,725
Heiwa Real Estate Co. Ltd.	1,400	38,213
Heiwado Co. Ltd.	14,100	221,171
HI-LEX Corp.	5,600	57,535
Hino Motors Ltd.(1)	77,800	252,062
Hirano Tecseed Co. Ltd.	800	10,285

Hitachi Zosen Corp.	58,100	355,017
Hodogaya Chemical Co. Ltd.	1,000	24,300
Hokkoku Financial Holdings, Inc.	7,700	236,085
Hokuetsu Corp.(2)	17,900	170,935
Hokuetsu Industries Co. Ltd.	3,300	50,278
Hokuhoku Financial Group, Inc.	21,800	231,844
Hokuto Corp.	4,000	47,344
H-One Co. Ltd.	2,700	14,014
Honeys Holdings Co. Ltd.	7,200	81,515
Hoosiers Holdings Co. Ltd.	2,300	16,459
Horiba Ltd.	9,500	640,194
Hosiden Corp.	11,900	145,466
Hosokawa Micron Corp.	2,500	71,790
HS Holdings Co. Ltd.	7,500	50,285
Hyakugo Bank Ltd.	59,400	217,801
Hyakujushi Bank Ltd.	4,300	75,586
Ichikoh Industries Ltd.	4,500	16,454
Ichinen Holdings Co. Ltd.	6,900	71,861
IDOM, Inc.	10,800	67,326
IHI Corp.	26,900	521,497
Iino Kaiun Kaisha Ltd.	39,400	326,883
IMAGICA GROUP, Inc.	4,500	19,100
Inabata & Co. Ltd.	2,300	49,246
I-Net Corp.	200	2,565
INFRONEER Holdings, Inc.	17,300	182,731
Innotech Corp.	1,800	21,033
Integrated Design & Engineering Holdings Co. Ltd.	6,100	134,871
Internet Initiative Japan, Inc.	8,400	150,752
Inui Global Logistics Co. Ltd.	4,000	32,823
I-PEX, Inc.	2,800	34,542
I'rom Group Co. Ltd.	1,900	26,138
Ise Chemicals Corp.	300	16,793
Itochu Enex Co. Ltd.	18,900	195,074
Itochu-Shokuhin Co. Ltd.	1,500	72,537
Itoki Corp.	13,400	120,048
IwaiCosmo Holdings, Inc.	3,900	46,426
Iyogin Holdings, Inc.	26,700	172,857
Izumi Co. Ltd.	11,600	277,153
J Front Retailing Co. Ltd.	85,500	783,216
J Trust Co. Ltd.	15,700	50,537
Jaccs Co. Ltd.	9,000	326,751
JAFCO Group Co. Ltd.	23,400	269,298
Japan Electronic Materials Corp.	2,700	28,676
Japan Lifeline Co. Ltd.	15,700	123,761
Japan Petroleum Exploration Co. Ltd.	14,000	535,071
Japan Pulp & Paper Co. Ltd.	2,200	74,276
Japan Transcity Corp.	2,000	8,412
Japan Wool Textile Co. Ltd.(2)	3,800	33,256
JDC Corp.(2)	2,900	11,557
JGC Holdings Corp.	56,200	633,282
JINUSHI Co. Ltd.	1,200	18,693
J-Oil Mills, Inc.	300	4,001
JSB Co. Ltd.	3,400	58,848
JSP Corp.	1,100	13,245
JTEKT Corp.	43,400	398,801

Juroku Financial Group, Inc.	11,000	285,048
JVCKenwood Corp.	101,300	525,826
Kaga Electronics Co. Ltd.	7,400	331,993
Kamei Corp.	6,600	76,166
Kanamoto Co. Ltd.	12,900	225,117
Kandenko Co. Ltd.	30,300	272,611
Kaneka Corp.	10,300	258,891
Kanematsu Corp.	16,900	234,853
Kanro, Inc.	1,800	25,152
Kanto Denka Kogyo Co. Ltd.	12,900	72,504
Kato Sangyo Co. Ltd.	9,600	303,827
Kato Works Co. Ltd.	2,300	19,422
KAWADA TECHNOLOGIES, Inc.	2,200	104,115
Kawai Musical Instruments Manufacturing Co. Ltd.	600	12,779
Kawasaki Heavy Industries Ltd.	3,300	75,347
Keihanshin Building Co. Ltd.	4,900	46,981
Keiyo Bank Ltd.	19,400	92,137
KFC Holdings Japan Ltd.	100	2,040
Kitz Corp.	18,200	140,768
Kiyo Bank Ltd.(2)	12,900	138,951
Kobe Steel Ltd.	133,400	1,566,972
Koei Chemical Co. Ltd.	200	3,052
Kohnan Shoji Co. Ltd.	3,800	94,880
Komeri Co. Ltd.(2)	8,500	180,904
Komori Corp.	2,900	22,972
Konica Minolta, Inc.(1)	92,100	291,785
Konoike Transport Co. Ltd.	8,000	106,626
KPP Group Holdings Co. Ltd.	16,100	77,400
Krosaki Harima Corp.	200	15,199
Kumagai Gumi Co. Ltd.	2,900	66,634
Kurabo Industries Ltd.	800	13,851
Kuraray Co. Ltd.	104,500	1,063,452
Kureha Corp.	2,100	122,895
Kurimoto Ltd.	300	6,778
KYB Corp.	8,100	260,840
Kyoei Steel Ltd.	5,600	78,871
Kyokuyo Co. Ltd.	200	5,171
Kyudenko Corp.	16,900	533,237
Kyushu Financial Group, Inc.	50,900	287,435
Kyushu Leasing Service Co. Ltd.	1,800	11,418
Lawson, Inc.	300	14,830
Life Corp.	10,600	243,742
Look Holdings, Inc.	2,100	35,232
Macnica Holdings, Inc.	21,900	1,084,065
Makino Milling Machine Co. Ltd.	7,200	282,733
Mamiya-Op Co. Ltd.	400	4,130
Marubun Corp.	700	7,139
Maruha Nichiro Corp.	6,800	130,690
Maruzen Showa Unyu Co. Ltd.	3,600	91,012
Matsuda Sangyo Co. Ltd.	5,900	101,985
Maxell Ltd.	7,800	87,391
MCJ Co. Ltd.	21,600	156,787
Mebuki Financial Group, Inc.	306,300	924,142
Megachips Corp.	3,400	97,140
Megmilk Snow Brand Co. Ltd.	17,400	254,751

Meidensha Corp.	11,700	193,854
Meiji Shipping Co. Ltd.	4,400	20,628
Meiko Electronics Co. Ltd.(2)	9,200	271,068
Meisei Industrial Co. Ltd.	11,500	87,109
Micronics Japan Co. Ltd.	6,300	163,143
Mimasu Semiconductor Industry Co. Ltd.(2)	6,700	125,721
Ministop Co. Ltd.	800	8,163
Miraial Co. Ltd.	1,700	17,452
MIRAIT ONE Corp.	4,800	59,879
Mitsuba Corp.	16,000	101,153
Mitsubishi Logisnext Co. Ltd.	14,600	130,823
Mitsubishi Logistics Corp.	15,500	465,287
Mitsubishi Materials Corp.	52,900	870,278
Mitsubishi Research Institute, Inc.(2)	3,000	97,422
Mitsubishi Shokuhin Co. Ltd.	6,500	213,665
Mitsubishi Steel Manufacturing Co. Ltd.	2,300	24,004
Mitsui Matsushima Holdings Co. Ltd.(2)	3,900	74,291
Mitsui Mining & Smelting Co. Ltd.	25,200	774,726
Mitsui-Soko Holdings Co. Ltd.	7,300	238,658
Miyaji Engineering Group, Inc.	3,000	64,657
Miyazaki Bank Ltd.	3,700	66,247
Mizuho Leasing Co. Ltd.	11,800	396,810
Mizuho Medy Co. Ltd.(2)	1,400	35,848
Mizuno Corp.	3,400	93,073
Monex Group, Inc.	26,600	119,099
Morinaga Milk Industry Co. Ltd.	24,400	455,471
Morita Holdings Corp.	2,100	21,693
Musashi Seimitsu Industry Co. Ltd.	14,400	157,575
Musashino Bank Ltd.	10,200	197,417
Nachi-Fujikoshi Corp.(2)	3,800	97,488
Nagase & Co. Ltd.	20,200	317,658
Naigai Tec Corp.	300	4,786
Nakayama Steel Works Ltd.	8,500	48,544
Namura Shipbuilding Co. Ltd.(2)	25,100	175,415
Nanto Bank Ltd.	8,100	136,339
Nasu Denki Tekko Co. Ltd.	100	5,930
NEC Capital Solutions Ltd.	3,000	68,211
New Japan Chemical Co. Ltd.(1)	800	1,055
NHK Spring Co. Ltd.	30,100	229,493
Nichias Corp.	15,500	330,950
Nichicon Corp.	18,000	179,240
Nichiha Corp.	6,600	124,145
Nichireki Co. Ltd.	6,100	94,316
Nihon Chouzai Co. Ltd.	1,200	10,435
Nihon Dempa Kogyo Co. Ltd.(2)	8,800	74,413
Nihon Dengi Co. Ltd.	100	2,822
Nihon Flush Co. Ltd.	400	2,424
Nihon House Holdings Co. Ltd.	7,900	17,396
Nihon Tokushu Toryo Co. Ltd.	500	4,290
Nikkiso Co. Ltd.	21,900	149,258
Nikkon Holdings Co. Ltd.	19,900	432,638
Nippn Corp.	7,400	113,611
Nippon Carbide Industries Co., Inc.	2,400	24,569
Nippon Chemi-Con Corp.(1)	1,200	11,272
Nippon Coke & Engineering Co. Ltd.(1)	2,200	1,815

Nippon Concrete Industries Co. Ltd.	2,500	5,453
Nippon Denko Co. Ltd.	2,600	5,335
Nippon Densetsu Kogyo Co. Ltd.	2,400	32,925
Nippon Light Metal Holdings Co. Ltd.	11,500	131,274
Nippon Paper Industries Co. Ltd.(1)	2,800	25,319
Nippon Pillar Packing Co. Ltd.	6,000	186,772
Nippon Seiki Co. Ltd.	1,600	13,627
Nippon Sheet Glass Co. Ltd.(1)	5,600	24,487
Nippon Shokubai Co. Ltd.	8,700	314,769
Nippon Soda Co. Ltd.	6,900	249,054
Nippon Television Holdings, Inc.	12,900	125,731
Nippon Thompson Co. Ltd.	17,200	68,783
Nippon Yakin Kogyo Co. Ltd.	5,600	158,541
Nipro Corp.	35,300	267,080
Nishimatsu Construction Co. Ltd.	1,200	31,719
Nishimoto Co. Ltd.	1,000	41,882
Nishi-Nippon Financial Holdings, Inc.	49,700	550,452
Nishio Holdings Co. Ltd.	7,400	182,078
Nissan Shatai Co. Ltd.	23,000	139,426
Nisshin Oillio Group Ltd.	12,400	351,556
Nisshinbo Holdings, Inc.	9,100	66,971
Nissin Corp.	700	11,883
Nissui Corp.	9,600	47,813
Niterra Co. Ltd.	11,100	258,152
Nittetsu Mining Co. Ltd.	4,700	179,833
Nojima Corp.	19,600	184,849
NOK Corp.	19,900	254,073
Nomura Micro Science Co. Ltd.(2)	2,000	154,554
Noritake Co. Ltd.	2,300	107,935
Noritsu Koki Co. Ltd.	9,300	188,346
Noritz Corp.(2)	3,100	31,410
North Pacific Bank Ltd.	71,300	176,464
NPR-RIKEN Corp.	1,600	21,152
NS United Kaiun Kaisha Ltd.	3,600	118,618
NTN Corp.	161,200	303,077
Ogaki Kyoritsu Bank Ltd.	7,100	91,177
Oji Holdings Corp.	11,700	43,466
Okamoto Machine Tool Works Ltd.	1,300	49,807
Okasan Securities Group, Inc.	10,300	49,741
Okinawa Cellular Telephone Co.	2,900	65,702
Okinawa Financial Group, Inc.	5,800	94,074
Okura Industrial Co. Ltd.	900	17,151
Okuwa Co. Ltd.	2,200	12,335
Olympic Group Corp.	500	1,724
Onoken Co. Ltd.	6,100	69,551
Onward Holdings Co. Ltd.	5,500	18,634
Organo Corp.	1,000	41,035
Orient Corp.	16,870	123,270
Oriental Shiraishi Corp.	35,300	78,814
Osaka Soda Co. Ltd.(2)	4,300	283,251
Osaka Steel Co. Ltd.	700	9,032
Pacific Industrial Co. Ltd.	18,400	174,168
Pack Corp.	600	13,052
PAL GROUP Holdings Co. Ltd.	13,000	205,089
Pasona Group, Inc.	6,500	103,009

Penta-Ocean Construction Co. Ltd.	114,900	630,833
Press Kogyo Co. Ltd.	35,300	148,252
Pressance Corp.(2)	2,200	22,399
Prima Meat Packers Ltd.	8,800	134,020
PS Mitsubishi Construction Co. Ltd.(2)	1,500	9,538
Raito Kogyo Co. Ltd.	3,900	52,192
Raiznext Corp.	700	6,574
Rasa Industries Ltd.	2,500	36,016
Raysum Co. Ltd.	1,100	23,332
Renewable Japan Co. Ltd.(1)(2)	6,600	33,412
Rengo Co. Ltd.	78,200	494,627
Resorttrust, Inc.	24,500	372,727
Ricoh Leasing Co. Ltd.	5,300	166,301
Riken Technos Corp.	4,700	27,607
Roland DG Corp.	400	9,789
Round One Corp.	58,700	234,658
Ryobi Ltd.(2)	12,800	253,133
Ryosan Co. Ltd.(2)	6,000	200,667
Sakai Chemical Industry Co. Ltd.	300	3,821
Sakata INX Corp.	6,200	54,903
Sakura Internet, Inc.(2)	300	3,629
Sala Corp.(2)	18,800	90,394
San Holdings, Inc.	800	5,959
San ju San Financial Group, Inc.	1,700	21,485
San-Ai Obbli Co. Ltd.	17,300	188,957
Sangetsu Corp.	16,600	321,832
San-In Godo Bank Ltd.	43,100	279,530
Sanix, Inc.(1)	1,600	4,154
Sanki Engineering Co. Ltd.	1,200	14,183
Sanko Gosei Ltd.	1,200	4,393
Sankyo Frontier Co. Ltd.	200	5,177
Sankyo Tateyama, Inc.(2)	9,200	50,993
Sankyu, Inc.	16,700	569,657
Sanoh Industrial Co. Ltd.	13,200	77,991
Sanwa Holdings Corp.	27,100	389,468
Sanyo Chemical Industries Ltd.	400	11,575
Sanyo Shokai Ltd.(2)	4,100	74,941
Sanyo Special Steel Co. Ltd.	5,200	92,170
SBS Holdings, Inc.	600	10,160
Scroll Corp.	5,900	36,886
SEC Carbon Ltd.	400	33,867
Seed Co. Ltd.	1,600	9,230
Seikitokyu Kogyo Co. Ltd.	4,500	50,691
Seino Holdings Co. Ltd.	42,800	602,296
Sekisui Kasei Co. Ltd.	2,100	6,848
SEMITEC Corp.	800	10,553
Senko Group Holdings Co. Ltd.	38,500	274,997
Senshu Electric Co. Ltd.	3,000	68,850
Senshu Ikeda Holdings, Inc.	87,300	202,370
Shibaura Mechatronics Corp.	3,600	163,034
Shibusawa Warehouse Co. Ltd.	100	1,917
Shikoku Bank Ltd.	4,200	28,418
Shin Nippon Biomedical Laboratories Ltd.(2)	1,000	11,124
Shinagawa Refractories Co. Ltd.	2,500	28,900
Shinmaywa Industries Ltd.	11,700	93,796

Shinnihon Corp.	400	3,011
Shinwa Co. Ltd.	1,000	16,896
Ship Healthcare Holdings, Inc.	1,100	15,541
Siix Corp.	10,200	104,885
Sinfonia Technology Co. Ltd.	6,500	90,854
SK-Electronics Co. Ltd.	3,000	74,061
SKY Perfect JSAT Holdings, Inc.	69,200	317,255
Soda Nikka Co. Ltd.	4,000	27,945
Soken Chemical & Engineering Co. Ltd.	800	13,059
Starts Corp., Inc.	11,600	218,787
St-Care Holding Corp.	1,900	12,016
Stella Chemifa Corp.	2,300	50,436
Studio Alice Co. Ltd.(2)	700	9,754
Subaru Enterprise Co. Ltd.	100	8,930
Sumida Corp.	14,100	112,955
Sumiseki Holdings, Inc.(2)	17,400	90,759
Sumitomo Densetsu Co. Ltd.	2,800	48,436
Sumitomo Heavy Industries Ltd.	17,800	426,041
Sumitomo Mitsui Construction Co. Ltd.	24,300	65,294
Sumitomo Osaka Cement Co. Ltd.	300	7,321
Sumitomo Riko Co. Ltd.	16,700	116,800
Sumitomo Seika Chemicals Co. Ltd.	2,300	78,592
Sumitomo Warehouse Co. Ltd.	17,500	288,479
Sun Corp.	5,200	77,345
Sun Frontier Fudousan Co. Ltd.	10,300	108,649
Sun-Wa Technos Corp.	2,600	39,253
Suruga Bank Ltd.	52,000	264,439
Suzuken Co. Ltd.	21,200	722,695
SWCC Corp.	7,000	127,044
T RAD Co. Ltd.	1,600	34,174
Tachibana Eletech Co. Ltd.	1,300	25,557
Tachikawa Corp.	400	4,016
Tachi-S Co. Ltd.	18,000	214,498
Taihei Dengyo Kaisha Ltd.	1,700	44,541
Taiheiyo Cement Corp.	17,900	336,437
Taiho Kogyo Co. Ltd.	1,500	8,861
Taikisha Ltd.	11,100	317,679
Taiyo Holdings Co. Ltd.	3,100	62,699
Takamatsu Construction Group Co. Ltd.	1,600	28,521
Takamiya Co. Ltd.	1,000	3,086
Takaoka Toko Co. Ltd.	1,900	26,558
Takara Holdings, Inc.	29,900	246,065
Takara Standard Co. Ltd.(2)	7,400	88,879
Takasago International Corp.	1,900	45,105
Takasago Thermal Engineering Co. Ltd.	16,600	336,871
Takashimaya Co. Ltd.	48,600	654,816
Take & Give Needs Co. Ltd.	2,600	20,130
Tamron Co. Ltd.	4,000	119,332
Tanseisha Co. Ltd.	2,400	14,426
Teijin Ltd.	42,300	384,831
Tekken Corp.	800	10,555
Tenma Corp.	600	9,478
Tera Probe, Inc.	2,300	97,147
Tess Holdings Co. Ltd.	3,100	9,269
Tigers Polymer Corp.	900	5,563

Toa Corp.	5,300	128,131
TOA ROAD Corp.	2,400	108,484
Toagosei Co. Ltd.	6,500	59,827
Tobishima Corp.	1,900	16,691
Toda Corp.	14,200	81,129
Toenec Corp.	100	2,871
Toho Co. Ltd.	2,800	58,488
Toho Holdings Co. Ltd.(2)	23,400	510,552
TOKAI Holdings Corp.	32,300	205,236
Tokai Rika Co. Ltd.	18,400	308,750
Tokyo Electron Device Ltd.	1,200	39,613
Tokyo Kiraboshi Financial Group, Inc.	11,900	347,167
Tokyo Seimitsu Co. Ltd.	10,900	630,947
Tokyo Steel Manufacturing Co. Ltd.	21,100	256,357
Tokyo Tekko Co. Ltd.	1,600	42,933
Tokyotokeiba Co. Ltd.(2)	2,700	80,460
Toli Corp.	1,800	4,115
Tomen Devices Corp.	500	17,887
Tomoku Co. Ltd.	300	4,413
TOMONY Holdings, Inc.	47,200	156,705
Tomy Co. Ltd.	1,400	19,692
Tonami Holdings Co. Ltd.	300	9,364
Topre Corp.	18,600	252,550
Topy Industries Ltd.	5,800	108,374
Torishima Pump Manufacturing Co. Ltd.	600	8,931
Totech Corp.	2,200	70,631
Towa Corp.	1,400	66,923
Toyo Construction Co. Ltd.	19,500	175,303
Toyo Engineering Corp.(1)	5,200	24,866
Toyo Seikan Group Holdings Ltd.	42,700	663,503
Toyo Tire Corp.	44,600	741,959
Toyoda Gosei Co. Ltd.	23,300	467,504
Toyota Boshoku Corp.	21,800	377,035
TPR Co. Ltd.	10,400	121,690
Traders Holdings Co. Ltd.	4,600	17,126
Transcosmos, Inc.	5,400	113,175
TRE Holdings Corp.	15,724	119,427
Trusco Nakayama Corp.	22,200	356,832
Tsubakimoto Chain Co.	11,700	298,921
Tsuburaya Fields Holdings, Inc.	13,200	100,610
Tsukuba Bank Ltd.	18,800	33,996
Tsuzuki Denki Co. Ltd.	300	4,237
TV Asahi Holdings Corp.	5,400	61,191
Tv Tokyo Holdings Corp.	1,600	32,332
UACJ Corp.	11,500	269,855
Uchida Yoko Co. Ltd.	2,400	116,832
UEX Ltd.	3,400	27,196
Unipres Corp.	12,900	86,506
UNITED, Inc.	800	4,667
Unitika Ltd.(1)	10,300	12,731
Univance Corp.	3,000	10,182
Valor Holdings Co. Ltd.	15,600	249,707
Valqua Ltd.	6,200	163,864
Vertex Corp.	3,000	30,252
VT Holdings Co. Ltd.	9,600	33,988

Wakita & Co. Ltd.	12,700	127,589
Wellnet Corp.	5,000	19,097
Willplus Holdings Corp.	900	6,621
Wood One Co. Ltd.	1,900	12,621
Xebio Holdings Co. Ltd.	3,300	21,046
Yachiyo Industry Co. Ltd.(2)	2,500	23,452
Yahagi Construction Co. Ltd.	2,600	22,596
YAMABIKO Corp.	9,600	96,693
Yamada Holdings Co. Ltd.	3,100	8,965
Yamae Group Holdings Co. Ltd.	6,600	154,665
Yamaichi Electronics Co. Ltd.	8,000	102,385
Yellow Hat Ltd.	3,900	46,859
Yokogawa Bridge Holdings Corp.	1,700	31,337
Yokohama Rubber Co. Ltd.(2)	16,200	360,918
Yokorei Co. Ltd.	12,800	96,028
Yokowo Co. Ltd.	1,900	20,144
Yondenko Corp.	1,600	31,465
Yorozu Corp.	1,600	9,769
Yuasa Trading Co. Ltd.	5,300	158,915
Yurtec Corp.	2,200	14,941
		77,708,548
Netherlands — 1.8%
AerCap Holdings NV(1)	13,843	944,370
AMG Critical Materials NV	6,466	153,863
Arcadis NV	2,785	139,877
ASR Nederland NV	24,187	1,115,106
Basic-Fit NV(1)(2)	4,778	136,385
BE Semiconductor Industries NV	5,477	768,900
Constellium SE(1)	6,790	118,146
ForFarmers NV(2)	2,391	6,274
Fugro NV(1)	15,123	278,739
Koninklijke Heijmans NV, CVA	3,267	44,464
Koninklijke Vopak NV	13,641	468,517
Nedap NV	63	4,196
OCI NV	13,847	298,294
SIF Holding NV(1)(2)	1,046	10,571
Sligro Food Group NV	1,343	22,858
Van Lanschot Kempen NV	2,286	72,025
		4,582,585
New Zealand — 0.6%
Air New Zealand Ltd.	2,210,056	911,152
Channel Infrastructure NZ Ltd.	5,917	5,427
KMD Brands Ltd.	13,702	6,498
Oceania Healthcare Ltd.	371,672	169,436
PGG Wrightson Ltd.	3,178	6,805
SKY Network Television Ltd.	10,714	18,211
SKYCITY Entertainment Group Ltd.	421,141	479,808
Warehouse Group Ltd.	4,116	4,615
		1,601,952
Norway — 2.1%
2020 Bulkers Ltd.(1)	2,141	23,615
ABG Sundal Collier Holding ASA	87,514	47,568
Aker Solutions ASA	16,148	61,279
Avance Gas Holding Ltd.	3,580	50,978
Belships ASA	28,632	49,773

Bluenord ASA(1)	8,241	375,802
BW Energy Ltd.(1)	10,354	23,648
BW LPG Ltd.	35,101	511,437
BW Offshore Ltd.	28,192	58,701
DNO ASA	181,406	175,702
FLEX LNG Ltd.	2,263	65,308
Gram Car Carriers ASA(1)	2,394	44,438
Hafnia Ltd.	51,317	315,116
Hoegh Autoliners ASA	27,095	218,617
Kid ASA	3,767	38,014
Klaveness Combination Carriers ASA	508	3,583
Kongsberg Automotive ASA(1)	5,303	978
MPC Container Ships ASA	178,573	229,201
Norske Skog ASA	29,897	111,317
Norwegian Air Shuttle ASA(1)	319,934	294,603
Odfjell Drilling Ltd.	43,440	138,881
Odfjell Technology Ltd.	6,441	30,296
OKEA ASA	11,971	40,436
Panoro Energy ASA	9,877	25,886
PGS ASA(1)	503,141	420,489
Protector Forsikring ASA	5,889	105,049
Rana Gruber ASA	6,299	45,819
Scatec ASA	12,249	81,333
SpareBank 1 Nord Norge	35,026	310,763
SpareBank 1 SMN	20,873	249,240
SpareBank 1 Sorost-Norge	1,293	6,871
Sparebanken More	1,335	9,432
Sparebanken Vest	1,609	15,028
Stolt-Nielsen Ltd.	8,426	244,119
Subsea 7 SA	58,917	822,615
Wallenius Wilhelmsen ASA	36,719	320,919
		5,566,854
Portugal — 0.3%
CTT-Correios de Portugal SA	80,435	312,791
Greenvolt-Energias Renovaveis SA(1)(2)	122	945
Ibersol SGPS SA	9	66
Mota-Engil SGPS SA	106,820	431,151
Semapa-Sociedade de Investimento e Gestao	2,895	42,754
Sonae SGPS SA	62,575	63,286
		850,993
Singapore — 1.7%
Best World International Ltd.(1)	69,700	87,559
BRC Asia Ltd.	5,500	7,156
Bumitama Agri Ltd.	185,600	83,925
Centurion Corp. Ltd.	10,500	3,144
China Sunsine Chemical Holdings Ltd.	27,500	8,110
ComfortDelGro Corp. Ltd.	159,000	153,507
First Resources Ltd.	503,800	523,844
Food Empire Holdings Ltd.	800	652
Fu Yu Corp. Ltd.	20,700	2,149
Geo Energy Resources Ltd.(2)	588,100	123,087
GKE Corp. Ltd.	228,600	10,324
Golden Agri-Resources Ltd.	3,815,900	755,860
Hong Fok Corp. Ltd.(2)	66,700	45,614
Hong Leong Asia Ltd.	41,900	19,275

Hour Glass Ltd.	33,400	37,956
Hutchison Port Holdings Trust, U Shares	2,740,600	419,227
InnoTek Ltd.	9,200	2,888
ISDN Holdings Ltd.(2)	42,600	10,668
Japfa Ltd.	27,900	4,890
Jiutian Chemical Group Ltd.	219,300	4,258
OUE Ltd.	15,900	13,559
Rex International Holding Ltd.	1,287,000	161,728
RH PetroGas Ltd.(1)(2)	394,900	55,600
Riverstone Holdings Ltd.	264,400	122,474
Samudera Shipping Line Ltd.(2)	160,800	72,088
Sing Holdings Ltd.	11,800	3,091
Singapore Post Ltd.	10,800	3,632
Tuan Sing Holdings Ltd.	408,890	85,630
Yangzijiang Financial Holding Ltd.(2)	1,460,900	349,751
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	1,295,168
Yanlord Land Group Ltd.(1)	203,200	82,078
Ying Li International Real Estate Ltd.(1)	4,700	63
		4,548,955
Spain — 1.9%
Acerinox SA	58,250	639,655
Amper SA(1)(2)	36,785	3,930
Amper SA(1)	12,873	1,380
Atresmedia Corp. de Medios de Comunicacion SA(2)	20,289	84,142
Banco de Sabadell SA	961,848	1,406,601
Bankinter SA(2)	174,977	1,231,113
Deoleo SA(1)(2)	10,719	2,725
Ence Energia y Celulosa SA(2)	56,412	180,648
Ercros SA	14,677	39,328
Gestamp Automocion SA	62,142	238,363
Grupo Catalana Occidente SA	6,270	218,718
Laboratorios Farmaceuticos Rovi SA	2,696	165,093
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	76,720	72,640
Melia Hotels International SA(1)	29,519	180,888
Miquel y Costas & Miquel SA	1,905	23,712
Neinor Homes SA(1)	5,607	63,314
Prosegur Compania de Seguridad SA(2)	1,046	2,059
Sacyr SA	136,253	457,716
Soltec Power Holdings SA(1)(2)	5,373	17,737
Tecnicas Reunidas SA(1)(2)	3,804	36,915
		5,066,677
Sweden — 5.1%
AcadeMedia AB	14,997	75,435
Alleima AB	79,904	577,438
Annehem Fastigheter AB, B Shares(1)	455	702
AQ Group AB	585	27,542
Arise AB	3,286	12,464
Atrium Ljungberg AB, B Shares	2,155	41,316
Avanza Bank Holding AB(2)	11,533	226,597
Beijer Alma AB	3,628	63,178
Better Collective A/S(1)(2)	11,720	265,521
Bilia AB, A Shares	28,552	309,614
Billerud Aktiebolag	83,805	817,847
Bonava AB, B Shares(1)(2)	20,091	25,778
Bufab AB	6,006	181,229

Bulten AB	1,926	11,636
Bure Equity AB	27,091	660,781
Byggmax Group AB(1)(2)	8,808	25,773
Camurus AB(1)	3,527	155,096
Catena Media PLC(1)(2)	35,620	40,517
Cibus Nordic Real Estate AB publ	21,824	263,770
Cint Group AB(1)	53,732	46,612
Clas Ohlson AB, B Shares	20,899	255,069
Cloetta AB, B Shares	31,408	54,461
Corem Property Group AB, B Shares(2)	200,326	168,409
Dios Fastigheter AB	43,190	291,475
Elanders AB, B Shares	400	3,486
Electrolux Professional AB, B Shares	7,623	33,607
Elekta AB, B Shares	60,328	470,827
G5 Entertainment AB	3,291	47,355
Granges AB	22,855	251,072
Hexatronic Group AB(2)	3,892	7,701
Hoist Finance AB(1)	24,202	85,751
Hufvudstaden AB, A Shares	437	5,489
Inwido AB	11,394	141,240
Loomis AB	43,594	1,159,379
Maha Energy AB(1)(2)	15,860	13,993
MEKO AB	11,550	114,828
MIPS AB	4,655	134,645
Mycronic AB	12,811	291,024
NCC AB, B Shares	58,510	654,050
Neobo Fastigheter AB(1)(2)	8,667	9,157
Net Insight AB, B Shares(1)	16,083	6,898
New Wave Group AB, B Shares(2)	9,760	80,091
Nobia AB(1)	18,718	15,936
Nolato AB, B Shares	6,367	31,482
Norion Bank AB(1)	18,091	70,509
NP3 Fastigheter AB	9,293	166,647
Nyfosa AB	76,039	505,019
Pandox AB	46,098	560,802
Paradox Interactive AB	15,682	313,461
Peab AB, Class B	94,037	442,841
Platzer Fastigheter Holding AB, B Shares	10,720	69,372
RaySearch Laboratories AB(1)	7,610	69,332
Resurs Holding AB	48,139	111,857
Samhallsbyggnadsbolaget i Norden AB(2)	415,745	147,985
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	43,927	16,468
Scandi Standard AB	20,927	111,593
Sinch AB(1)(2)	268,867	765,082
SkiStar AB(2)	21,066	225,580
Solid Forsakring AB	4,813	28,437
Stendorren Fastigheter AB(1)	511	7,584
Tethys Oil AB	15,095	63,591
TF Bank AB(1)	180	2,550
Tobii AB(1)(2)	1,001	687
Tobii Dynavox AB(1)	542	1,999
Troax Group AB	3,204	62,199
Truecaller AB, B Shares(1)(2)	116,567	358,087
Wihlborgs Fastigheter AB	126,948	1,030,732
		13,288,685

Switzerland — 4.0%
ALSO Holding AG	1,325	371,622
Arbonia AG	2,207	21,478
Ascom Holding AG	110	1,308
Autoneum Holding AG(1)	2,152	291,382
Bell Food Group AG	1,040	324,798
Bellevue Group AG(2)	642	15,771
Bossard Holding AG, Class A	1,526	348,285
Bucher Industries AG	830	327,416
Burckhardt Compression Holding AG	1,058	592,417
Burkhalter Holding AG	26	2,688
Cembra Money Bank AG	13,233	994,657
Coltene Holding AG(1)	353	26,398
DKSH Holding AG	2,755	182,086
dormakaba Holding AG	91	49,085
EFG International AG	36,973	446,444
Feintool International Holding AG	531	12,113
Forbo Holding AG	394	446,665
Gurit Holding AG, Bearer Shares(1)	8	670
Implenia AG	2,533	82,831
Interroll Holding AG	10	28,643
Leonteq AG(2)	5,598	251,180
Liechtensteinische Landesbank AG	1,372	98,184
Mobimo Holding AG	992	293,922
Orior AG	1,285	106,647
Phoenix Mecano AG(1)	43	20,558
Sensirion Holding AG(1)	1,537	141,155
Siegfried Holding AG(1)	1,016	916,105
St. Galler Kantonalbank AG	579	319,601
Stadler Rail AG	25,990	962,172
Swissquote Group Holding SA	6,111	1,393,401
TX Group AG	163	19,002
u-blox Holding AG(1)	4,323	454,340
Valiant Holding AG	6,825	736,565
Vontobel Holding AG	3,307	191,642
V-ZUG Holding AG(1)	209	14,739
Ypsomed Holding AG	144	50,103
Zehnder Group AG	1,626	90,167
		10,626,240
United Kingdom — 13.2%
Alpha Group International PLC	3,929	84,809
Anglo Asian Mining PLC(2)	5,959	5,728
Aston Martin Lagonda Global Holdings PLC(1)	69,073	198,187
Atalaya Mining PLC	24,177	95,895
Bank of Georgia Group PLC	20,216	881,423
Bellway PLC	34,056	998,429
boohoo Group PLC(1)(2)	436,275	176,249
Capricorn Energy PLC	5,784	10,901
Centamin PLC	562,702	686,165
Central Asia Metals PLC	49,285	102,492
Clarkson PLC	2,306	85,122
Close Brothers Group PLC	56,009	545,119
CMC Markets PLC	30,696	34,977
Coats Group PLC	607,041	507,590
Computacenter PLC	13,442	459,085

DFS Furniture PLC	29,056	38,864
Dowlais Group PLC	214,865	278,420
Drax Group PLC	100,499	554,477
Dunelm Group PLC	16,450	217,220
easyJet PLC(1)	125,327	720,834
Ecora Resources PLC	49,271	55,547
Endeavour Mining PLC	20	469
Energean PLC(2)	17,051	217,524
EnQuest PLC(1)	807,195	139,384
Essentra PLC	33,883	65,140
Ferrexpo PLC(1)	123,920	114,256
Firstgroup PLC(2)	423,368	856,129
Forterra PLC	42,177	81,566
Frasers Group PLC(1)	21,056	235,237
Games Workshop Group PLC	267	36,174
Genel Energy PLC	36,022	32,674
Georgia Capital PLC(1)	5,227	66,016
Golar LNG Ltd.	45,150	972,079
Grafton Group PLC	38,375	393,099
Greggs PLC	37,570	1,166,398
Gulf Keystone Petroleum Ltd.	89,863	145,755
Halfords Group PLC	32,775	77,932
Hays PLC	499,961	660,991
Hikma Pharmaceuticals PLC	51,454	1,121,239
Hilton Food Group PLC	31,671	296,031
Hochschild Mining PLC(1)	143,639	190,311
Howden Joinery Group PLC	112,756	1,045,833
Hunting PLC	5,899	19,439
Ibstock PLC	158,699	262,589
IG Design Group PLC(1)	4,688	8,057
IG Group Holdings PLC	28,460	246,128
Inchcape PLC	30,153	241,620
Indivior PLC(1)	13,792	224,551
International Distributions Services PLC(1)	26,443	81,087
International Personal Finance PLC	18,804	26,137
Investec PLC	63,009	409,474
J D Wetherspoon PLC(1)	43,541	376,590
Jadestone Energy PLC(1)	43,668	18,188
JET2 PLC	75,913	1,150,426
Johnson Matthey PLC	15,197	297,842
Johnson Service Group PLC	145,882	242,450
Jubilee Metals Group PLC(1)(2)	2,770	193
Just Group PLC	19,926	20,293
Keller Group PLC	28,048	288,954
Liontrust Asset Management PLC	17,431	118,369
Man Group PLC	492,452	1,304,471
Marks & Spencer Group PLC	810,134	2,580,118
Marston's PLC(1)	199,174	74,995
McBride PLC(1)	1,428	1,253
Me Group International PLC	41,195	66,674
Mears Group PLC	21,300	74,127
Mitchells & Butlers PLC(1)	103,998	291,501
Mitie Group PLC	324,706	401,239
Molten Ventures PLC(1)	3,195	10,545
Morgan Sindall Group PLC	10,212	263,315

Motorpoint group PLC(1)	61	62
N Brown Group PLC(1)(2)	12,509	2,681
Ninety One PLC(2)	131,253	285,985
OSB Group PLC	163,453	778,836
Pagegroup PLC	125,274	711,055
Pan African Resources PLC	742,780	156,228
Paragon Banking Group PLC	89,797	548,923
Pendragon PLC(1)	565,370	227,217
Petra Diamonds Ltd.(1)	46,129	29,020
Plus500 Ltd.	35,609	647,513
PZ Cussons PLC	4,899	9,048
QinetiQ Group PLC	20,714	77,630
Quilter PLC	610,772	719,259
Rathbones Group PLC	383	7,719
Reach PLC	124,064	112,037
Redde Northgate PLC	107,822	488,194
Redrow PLC	61,753	421,105
Restaurant Group PLC(1)	173,195	141,799
RHI Magnesita NV	10,565	373,043
S4 Capital PLC(1)	11,128	6,439
Secure Trust Bank PLC	121	998
Senior PLC	38,971	84,663
Serica Energy PLC	160,280	464,918
Shanta Gold Ltd.	106,592	16,286
SIG PLC(1)	76,887	27,665
Sirius Real Estate Ltd.	260,086	289,315
Speedy Hire PLC	138,940	55,191
Spire Healthcare Group PLC	11,847	33,318
SThree PLC	39,761	203,016
Superdry PLC(1)(2)	8,840	4,275
Synthomer PLC(1)	8,417	18,401
TBC Bank Group PLC	22,797	800,721
TI Fluid Systems PLC	110,914	191,672
TP ICAP Group PLC	338,409	792,391
Travis Perkins PLC	38,387	369,332
Tremor International Ltd.(1)	2,739	4,987
Vanquis Banking Group PLC	65,258	91,876
Vertu Motors PLC	50,582	54,561
Vesuvius PLC	85,547	463,655
Virgin Money UK PLC	498,190	915,171
Vp PLC	235	1,812
Wickes Group PLC	98,593	160,562
Xaar PLC(1)	533	864
Yellow Cake PLC(1)	4,626	33,160
Yu Group PLC	2,736	37,472
		34,612,470
United States†
Resolute Forest Products, Inc.(1)	10,100	11,262
TOTAL COMMON STOCKS (Cost $240,706,113)		259,650,887
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	13,460

RIGHTS†
Australia†
Aeris Resources Ltd.(1)	11,774	78
Appen Ltd.(1)	5,803	288
TOTAL RIGHTS (Cost $29,832)		366
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,108,620	3,108,620
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,009,590	8,009,590
TOTAL SHORT-TERM INVESTMENTS (Cost $11,118,210)		11,118,210
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $251,854,155)		270,782,923
OTHER ASSETS AND LIABILITIES — (3.0)%		(7,915,564)
TOTAL NET ASSETS — 100.0%		$262,867,359

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	December 2023	$996,710	$82,661
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.6%
Financials	18.2%
Materials	15.2%
Consumer Discretionary	12.5%
Energy	12.1%
Information Technology	5.6%
Consumer Staples	4.7%
Real Estate	2.7%
Health Care	2.7%
Communication Services	2.4%
Utilities	1.1%
Short-Term Investments	4.2%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,161,632. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,393,289, which includes securities collateral of $14,383,699.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,348,617	$257,302,270	—
Warrants	—	13,460	—
Rights	—	366	—
Short-Term Investments	11,118,210	—	—
	$13,466,827	$257,316,096	—
Other Financial Instruments
Futures Contracts	$82,661	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.